Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 459,814	$ 188,638
Personnel related liabilities	413,185	161,363
Operating lease liabilities (note 23)	49,949	24,334
Facility related liabilities	12,055	9,441
Other liabilities	7,204	8,726
Restructuring liabilities (note 15)	7,377	7,219
Short term government grants	45	48
Other liabilities	949,629	399,769
Amounts due to third parties for reimbursable expenses	$ 323,600	$ 138,200